Fair Value Financial Instruments - Estimated Fair Value Financial Instruments (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest receivable	$ 178,477	$ 175,912	$ 172,169
Fair Value
Cash and equivalents	963,383	3,382,994	4,377,110
Accounts receivable	237,509	219,352	189,609
Interest receivable	178,477	175,912	172,169
Mortgage loans receivable	27,494,751	25,646,901	29,054,399
Bond portfolio	13,046,616	11,940,616	10,713,428
Secured investor certificates	33,746,095	35,415,944	36,995,152
Carrying Amount
Cash and equivalents	963,383	3,382,994	4,377,110
Accounts receivable	237,509	219,352	189,609
Interest receivable	178,477	175,912	172,169
Mortgage loans receivable	23,227,248	24,732,280	25,354,876
Bond portfolio	13,046,616	11,940,616	10,713,428
Secured investor certificates	$ 27,463,000	$ 27,924,000	$ 28,246,000